Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
Rx Fundamental Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.16%
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,191
10 Years	rr_ExpenseExampleYear10	2,678
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	647
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,191
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,678
Rx Fundamental Growth Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.16%
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,684
10 Years	rr_ExpenseExampleYear10	3,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	946
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,684
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,635
Rx Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RX FUNDAMENTAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rx Fundamental Growth Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 71.01 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.01%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio.

The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a proprietary optimization model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.

The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., growth stocks) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.

Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.

New Fund Risk.  The Fund was formed in 2013.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.

[1]	"Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.